UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Name of Registrant: Western Asset Income Fund

Address of Principal Executive Offices: 385 East Colorado Boulevard, Pasadena, CA 91101

Name and address of agent for service:

Gregory B. McShea

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Item 1. Report to Shareholders.

Western Asset Income Fund

Semi-Annual Report to Shareholders

June 30, 2006

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts) (Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Asset Value	$143,168	$147,737
Per Share	$15.25	$15.73
Market Value Per Share	$13.56	$14.14
Net Investment Income	$4,233	$8,217
Per Share	$0.45	$0.88
Dividends Paid:
Ordinary Income	$4,037	$8,169
Per Share	$0.43	$0.87
Long-Term Capital Gains	—	$1,887
Per Share	—	$0.20

The Fund

Western Asset Income Fund (the “Fund”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation WstAssetIncoFd.

Investment Policies

The Fund’s investment policies provide that its portfolio must be invested as follows:

•	At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan and Optional Cash Investment Service

The Fund and Computershare Trust Company, N.A. (“Computershare” or the “Agent”), as the Transfer Agent and Registrar of the Fund, offer two convenient ways to add shares of the Fund to your account. First, the Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of the Fund unless the shareholder elects otherwise. Second, the Fund offers to registered shareholders (those who own shares in their own name on the Fund’s records) the option to purchase additional whole and partial shares of the Fund through the Optional Cash Investment Service (“Optional Cash Investment Service”).

Dividend Reinvestment Plan

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of the Fund stock through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of the Fund’s stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all participants in the Plan. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have his or her shares taken out of “street name” and re-register such shares in his or her own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

The Fund will pay all costs applicable to the Plan and Optional Cash Investment Service, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event the Fund determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to Computershare Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010—Investor Relations telephone number 1-866-290-4386.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Annual Certifications

In May 2006, the Fund submitted a CEO annual certification to the NYSE in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s

Semi-Annual Report to Shareholders

principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information regarding the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume (Shares)
September 30, 2005	$14.81	$15.93	(7.03)%	9,734
December 31, 2005	14.14	15.73	(10.11)%	12,448
March 31, 2006	14.20	15.55	(8.68)%	8,235
June 30, 2006	13.56	15.25	(11.08)%	10,548

Semi-Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

June 30, 2006

The pie chart and bar chart above represent the Fund’s assets as of June 30, 2006. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	98.0%

Corporate Bonds and Notes	73.3%

Aerospace/Defense	0.2%
L-3 Communications Corp.		7.63%	6/15/12	$275	$279

Auto Parts and Equipment	0.4%
Johnson Controls, Inc.		5.25%	1/15/11	560	546

Automotive	3.7%
Ford Motor Company		7.45%	7/16/31	3,550	2,565	A
General Motors Corporation		8.25%	7/15/23	3,450	2,717	A

					5,282

Banking and Finance	8.0%
Ford Motor Credit Company		7.38%	10/28/09	4,425	4,091
General Motors Acceptance Corporation		6.13%	8/28/07	1,090	1,079
General Motors Acceptance Corporation		6.31%	11/30/07	110	106
General Motors Acceptance Corporation		5.63%	5/15/09	1,610	1,531
HSBC Finance Capital Trust IX		5.91%	11/30/35	1,350	1,288B
HSBC Finance Corporation		4.75%	4/15/10	1,790	1,727
Residential Capital Corporation		6.00%	2/22/11	1,480	1,434
Wachovia Capital Trust III		5.80%	3/15/42	200	194B

					11,450

Banks	2.2%
Bank of America Corporation		7.80%	9/15/16	250	282
BankAmerica Capital III		5.64%	1/15/27	215	208	C
BB&T Capital Trust II		6.75%	6/7/36	640	638
Chase Capital II		5.65%	2/1/27	725	697	C
RBS Capital Trust III		5.51%	9/29/49	1,460	1,361	B

					3,186

Building Materials	0.5%
American Standard, Inc.		8.25%	6/1/09	500	527
Nortek, Inc.		8.50%	9/1/14	225	218

					745

Cable	1.6%
Comcast Corporation		7.05%	3/15/33	160	162	A
Comcast Corporation		6.45%	3/15/37	380	357
Cox Communications, Inc.		4.63%	1/15/10	510	486

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Cable—Continued
CSC Holdings Inc.		7.25%	7/15/08	$700	$701
TCI Communications, Inc.		8.75%	8/1/15	160	183
Tele-Communications, Inc.		9.80%	2/1/12	375	433

					2,322

Casino Resorts	0.7%
Caesars Entertainment Inc.		8.13%	5/15/11	250	263	A
Harrah’s Operating Company, Inc.		5.50%	7/1/10	340	332
Harrah’s Operating Company, Inc.		5.75%	10/1/17	480	437

					1,032

Chemicals	0.6%
The Dow Chemical Company		7.38%	11/1/29	800	889

Computer Services and Systems	0.7%
Electronic Data Systems Corporation		7.13%	10/15/09	600	619
Electronic Data Systems Corporation		7.45%	10/15/29	420	433	A

					1,052

Containers and Packaging	0.1%
Graphic Packaging International Corp.		9.50%	8/15/13	200	198	A

Diversified Financial Services	3.7%
AIG SunAmerica Global Financing VI		6.30%	5/10/11	1,880	1,921	D
Beaver Valley Funding Corp.		9.00%	6/1/17	300	333
Capital One Bank		5.75%	9/15/10	310	309
Capital One Bank		6.50%	6/13/13	330	338
Capital One Financial Corporation		7.13%	8/1/08	90	92
iStar Financial Inc.		5.38%	4/15/10	230	225	A
iStar Financial Inc.		6.00%	12/15/10	230	229
Marsh & McLennan Companies, Inc.		5.15%	9/15/10	90	87
Marsh & McLennan Companies, Inc.		5.88%	8/1/33	330	286
Mizuho Preferred Capital Corp. LLC		8.79%	12/29/49	110	116	B,D
ZFS Finance (USA) Trust I		6.15%	12/15/65	750	719	A,B,D
ZFS Finance (USA) Trust II		6.45%	12/15/65	690	631	A,B,D

					5,286

Drug and Grocery Store Chains	0.4%
Safeway Inc.		7.50%	9/15/09	500	522

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Electric	2.1%
AEP Texas Central Company		5.50%	2/15/13	$420	$405
American Electric Power Company, Inc.		5.25%	6/1/15	490	457
Dominion Resources, Inc.		5.13%	12/15/09	210	205
Dominion Resources, Inc.		5.15%	7/15/15	350	322
FirstEnergy Corp.		6.45%	11/15/11	60	61
FirstEnergy Corp.		7.38%	11/15/31	710	762
System Energy Resources, Inc.		4.88%	10/1/07	380	374
Tampa Electric Company		6.38%	8/15/12	145	148
The AES Corporation		9.50%	6/1/09	39	41
The Cleveland Electric Illuminating Company		5.65%	12/15/13	300	291

					3,066

Energy	5.5%
CenterPoint Energy, Inc.		6.85%	6/1/15	1,150	1,183	A
DTE Energy Company		6.38%	4/15/33	330	312	A
Exelon Corporation		6.75%	5/1/11	1,500	1,550
MidAmerican Energy Holdings Company		5.88%	10/1/12	500	496
Pacific Gas and Electric Company		6.05%	3/1/34	1,890	1,784
Peabody Energy Corporation		6.88%	3/15/13	285	280
Sempra Energy		5.66%	5/21/08	635	635	C
TXU Corp.		6.55%	11/15/34	520	457	A
TXU Energy Co.		6.13%	3/15/08	500	501
TXU Energy Co.		7.00%	3/15/13	370	378
Xcel Energy, Inc.		7.00%	12/1/10	350	365

					7,941

Environmental Services	0.3%
Waste Management, Inc.		7.38%	5/15/29	415	451

Food, Beverage and Tobacco	1.9%
Altria Group, Inc.		7.00%	11/4/13	305	322
Altria Group, Inc.		7.75%	1/15/27	340	381
Domino’s, Inc.		8.25%	7/1/11	200	208
Reynolds American Inc.		7.25%	6/1/12	1,360	1,333	A,D
Tyson Foods, Inc.		7.00%	1/15/28	500	461	A

					2,705

Gas and Pipeline Utilities	2.4%
Dynegy Holdings Inc.		6.88%	4/1/11	1,300	1,228
Dynegy Holdings Inc.		8.75%	2/15/12	735	746

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Gas and Pipeline Utilities—Continued
The Williams Companies, Inc.		7.50%	1/15/31	$102	$99
The Williams Companies, Inc.		8.75%	3/15/32	1,250	1,359

					3,432

Health Care	1.6%
Aetna Inc.		5.75%	6/15/11	540	536
Humana Inc.		6.45%	6/1/16	220	218
Tenet Healthcare Corporation		6.38%	12/1/11	1,465	1,307	A
Tenet Healthcare Corporation		6.88%	11/15/31	250	200

					2,261

Homebuilding	0.4%
D.R. Horton, Inc.		5.25%	2/15/15	410	365
Pulte Homes, Inc.		6.25%	2/15/13	145	141

					506

Insurance	0.7%
American International Group, Inc.		5.05%	10/1/15	180	168	D
Liberty Mutual Group		5.75%	3/15/14	270	253	D
The St. Paul Travelers Companies, Inc.		6.25%	6/20/16	310	309
Willis Group North America		5.13%	7/15/10	280	270

					1,000

Investment Banking/Brokerage	3.7%
J.P. Morgan Capital Trust II		7.95%	2/1/27	150	157	A
Lehman Brothers Holdings Inc.		5.00%	1/14/11	1,340	1,298
Lehman Brothers Holdings Inc.		5.50%	4/4/16	420	401
Morgan Stanley		5.05%	1/21/11	1,780	1,726
Morgan Stanley		4.75%	4/1/14	60	55
The Goldman Sachs Group, Inc.		6.35%	2/15/34	555	518
UBS Preferred Funding Trust V		6.24%	5/12/49	1,120	1,104	A,B

					5,259

Lodging/Hotels	0.3%
Hilton Hotels Corporation		7.63%	12/1/12	450	464

Machinery	0.4%
Case New Holland Incorporated		9.25%	8/1/11	475	500

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Media	3.4%
AMFM Inc.		8.00%	11/1/08	$210	$218
Clear Channel Communications, Inc.		5.50%	9/15/14	365	331
Liberty Media Corporation		7.88%	7/15/09	750	777
Liberty Media Corporation		8.50%	7/15/29	130	126
Liberty Media Corporation		8.25%	2/1/30	65	62	A
News America, Inc.		6.55%	3/15/33	545	508	A
News America, Inc.		6.20%	12/15/34	35	32
Readers Digest Association, Inc.		6.50%	3/1/11	300	290
Time Warner Entertainment Company, L.P.		8.38%	7/15/33	680	769
Time Warner Inc.		9.13%	1/15/13	240	274
Time Warner Inc.		7.70%	5/1/32	885	962
Viacom Inc.		5.63%	8/15/12	520	508

					4,857

Medical Care Facilities	2.0%
Coventry Health Care, Inc.		5.88%	1/15/12	400	384
HCA, Inc.		5.25%	11/6/08	105	102
HCA, Inc.		7.88%	2/1/11	250	256
HCA, Inc.		6.30%	10/1/12	180	169
HCA, Inc.		6.25%	2/15/13	930	869
HCA, Inc.		5.75%	3/15/14	65	58
Health Care REIT, Inc.		8.00%	9/12/12	370	398
Health Care REIT, Inc.		5.88%	5/15/15	130	124
Universal Health Services, Inc.		7.13%	6/30/16	520	522

					2,882

Oil and Gas	6.5%
Amerada Hess Corporation		7.88%	10/1/29	1,450	1,618
Conoco Inc.		6.95%	4/15/29	90	98
ConocoPhillips		4.75%	10/15/12	200	190	A
Devon Energy Corporation		7.95%	4/15/32	350	403
El Paso Corporation		7.63%	8/16/07	300	303	A
El Paso Corporation		7.80%	8/1/31	2,000	1,943	A
Kerr-McGee Corporation		7.88%	9/15/31	1,315	1,484
Occidental Petroleum Corporation		6.75%	1/15/12	500	526	A
Ocean Energy Inc.		4.38%	10/1/07	430	423
Panhandle Eastern Pipe Line Company		4.80%	8/15/08	445	434
Pemex Project Funding Master Trust		6.63%	6/15/35	1,150	1,041	D

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Valero Energy Corporation		6.88%	4/15/12	$215	$223
XTO Energy, Inc.		6.25%	4/15/13	560	560

					9,246

Paper and Forest Products	1.5%
Georgia-Pacific Corp.		9.50%	12/1/11	325	340
Georgia-Pacific Corp.		7.38%	12/1/25	250	226
Weyerhaeuser Company		6.75%	3/15/12	995	1,016
Weyerhaeuser Company		7.38%	3/15/32	540	547

					2,129

Photo Equipment and Supplies	0.5%
Eastman Kodak Company		3.63%	5/15/08	375	355
Eastman Kodak Company		7.25%	11/15/13	345	332	A

					687

Real Estate	0.2%
Forest City Enterprises, Inc.		7.63%	6/1/15	225	226
Socgen Real Estate Co. LLC		7.64%	12/29/49	80	82	B,D

					308

Retail	0.3%
May Department Stores Company		5.75%	7/15/14	400	388

Special Purpose	12.5%
Ahold Finance USA, Inc.		8.25%	7/15/10	355	370	A
ASIF Global Financing XIX		4.90%	1/17/13	410	388	D
DaimlerChrysler NA Holding Corporation		5.78%	9/10/07	1,570	1,574	C
DaimlerChrysler NA Holding Corporation		7.30%	1/15/12	415	432
DaimlerChrysler NA Holding Corporation		6.50%	11/15/13	160	160
Deutsche Bank Capital Funding Trust VII		5.63%	1/19/49	670	621B,D
Duke Capital Corporation		6.25%	2/15/13	1,200	1,212	A
ILFC E-Capital Trust I		5.90%	12/21/65	720	702	A,B,D
PNPP II Funding Corporation		9.12%	5/30/16	2,398	2,694	A
Qwest Capital Funding, Inc.		7.25%	2/15/11	1,150	1,118
Rabobank Capital Funding Trust II		5.26%	12/31/49	115	108	B,D
Rabobank Capital Funding Trust III		5.25%	12/29/49	1,145	1,049	B,D
Sithe Independence Funding Corporation		9.00%	12/30/13	1,500	1,618
Sprint Capital Corporation		8.75%	3/15/32	1,830	2,207

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Special Purpose—Continued
TCI Communications Financing III		9.65%	3/31/27	$3,000	$3,199
Verizon Global Funding Corp.		5.85%	9/15/35	570	496

					17,948

Telecommunications	2.8%
AT&T Corp.		8.00%	11/15/31	440	505
BellSouth Corporation		4.75%	11/15/12	320	297
Embarq Corporation		6.74%	6/1/13	350	349
Embarq Corporation		7.08%	6/1/16	540	537
Emmis Operating Company		6.88%	5/15/12	250	245
Qwest Communications International Inc.		7.50%	2/15/14	850	829
Qwest Corporation		6.88%	9/15/33	1,000	865
Verizon New York Inc.		6.88%	4/1/12	340	344

					3,971

Telecommunications (Cellular/Wireless)	1.2%
AT&T Wireless Services, Inc.		7.50%	5/1/07	500	507	A
AT&T Wireless Services, Inc.		8.13%	5/1/12	155	171
AT&T Wireless Services, Inc.		8.75%	3/1/31	475	582
Motorola, Inc.		7.63%	11/15/10	56	60
Nextel Communications, Inc.		5.95%	3/15/14	88	85
Nextel Communications, Inc.		7.38%	8/1/15	285	290

					1,695

Transportation	0.3%
Continental Airlines, Inc.		7.26%	3/15/20	226	232
Continental Airlines, Inc.		6.55%	8/2/20	177	175
Delta Air Lines, Inc.		7.57%	5/18/12	40	40

					447

Total Corporate Bonds and Notes (Identified Cost—$105,439)					104,932
U.S. Government and Agency Obligations	1.5%
United States Treasury Bonds		5.38%	2/15/31	6	6	A
United States Treasury Notes		4.88%	4/30/08	139	138	A
United States Treasury Notes		4.50%	2/15/09	1,105	1,088	A
United States Treasury Notes		4.38%	12/15/10	150	146	A
United States Treasury Notes		4.88%	5/31/11	750	742	A

Total U.S. Government and Agency Obligations (Identified Cost—$2,139)					2,120

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	N.M.
Fannie Mae		11.50%	11/1/2017	$8	$9
Freddie Mac		10.25%	5/1/2009	13	13

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost—$21)					22
Yankee BondsF	23.2%

Aerospace/Defense	0.3%
Systems 2001 Asset Trust		6.66%	9/15/13	445	458	D

Banking and Finance	2.4%
AIFUL CORPORATION		5.00%	8/10/10	995	946	D
Corporacion Andina de Fomento		5.46%	1/26/07	470	470	C
HBOS Capital Funding LP		6.07%	6/30/49	560	546	A,B,D
HBOS Treasury Services plc		4.00%	9/15/09	420	400	D
Mizuho Financial Group, Inc.		5.79%	4/15/14	1,100	1,077	D

					3,439

Banks	3.5%
Glitnir Banki hf		6.69%	6/15/16	680	676	B,D
Kaupthing Bank Hf		5.76%	4/12/11	540	540
Kaupthing Bank Hf		7.13%	5/19/16	1,250	1,251	D
RSHB Capital SA		7.18%	5/16/13	1,340	1,328	A,D
Shinsei Finance Cayman Ltd.		6.42%	1/29/49	1,100	1,033	B,D
Sumitomo Mitsui Banking Corporation		5.63%	7/29/49	270	252	B,D

					5,080

Cable	0.2%
British Sky Broadcasting Group plc		6.88%	2/23/09	330	338	A

Electric	0.6%
Empresa Nacional de Electricidad S.A.		8.35%	8/1/13	750	807

Foreign Governments	5.1%
Federative Republic of Brazil		12.25%	3/6/30	690	1,012
Federative Republic of Brazil		11.00%	8/17/40	340	422	A
Quebec Province		7.22%	7/22/36	650	849
Republic of Colombia		11.75%	2/25/20	183	241
Republic of Panama		7.13%	1/29/26	400	386	A
Republic of Panama		9.38%	4/1/29	23	27	A
Republic of Panama		6.70%	1/26/36	141	129
Russian Federation		5.00%	3/31/30	750	798	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Foreign Governments—Continued
United Mexican States		5.63%	1/15/17	$62	$58	A
United Mexican States		11.50%	5/15/26	960	1,416	A
United Mexican States		8.30%	8/15/31	340	393
United Mexican States		7.50%	4/8/33	1,423	1,512

					7,243

Insurance	0.6%
Axa		8.60%	12/15/30	550	655
XL Capital Ltd.		5.25%	9/15/14	250	230

					885

Manufacturing (Diversified)	1.0%
Tyco International Group SA		6.38%	10/15/11	1,450	1,479

Metals and Minerals	0.7%
Vale Overseas Limited		6.25%	1/11/16	1,102	1,050

Oil and Gas	1.3%
Gazprom—ADR		9.63%	3/1/13	50	57	D
Gazprom		9.63%	3/1/13	20	23
Petrobras International Finance Company (PIFCO)		9.75%	7/6/11	345	390
Petroliam Nasional Berhad		7.63%	10/15/26	1,260	1,426	D

					1,896

Special Purpose	4.3%
Conoco Funding Company		6.35%	10/15/11	470	484
Deutsche Telekom International Finance BV		5.75%	3/23/16	160	151
Deutsche Telekom International Finance BV		8.25%	6/15/30	500	577
Molson Coors Capital Finance ULC		4.85%	9/22/10	480	462
Petrozuata Finance, Inc.		8.22%	4/1/17	3,205	3,013	D
Resona Preferred Global Securities		7.19%	12/29/49	1,035	1,038	B,D
UFJ Finance Aruba AEC		6.75%	7/15/13	355	370

					6,095

Telecommunications	2.3%
British Telecommunications plc		8.88%	12/15/30	330	406
France Telecom SA		8.50%	3/1/31	560	674
Koninklijke (Royal) KPN NV		8.38%	10/1/30	240	258
Tele Norte Leste Participacoes S.A.		8.00%	12/18/13	410	426
Telecom Italia Capital S.p.A.		5.25%	11/15/13	750	693

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Telecommunications—Continued
Telecom Italia Capital S.p.A.		4.95%	9/30/14	$695		$622
Telus Corporation		7.50%	6/1/07	250		254

						3,333

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		6.38%	3/1/14	300		286

Transportation	0.3%
Qantas Airways Limited		6.05%	4/15/16	370		358	D

Utilities	0.4%
United Utilities plc		5.38%	2/1/19	580		525	A

Total Yankee Bonds (Identified Cost—$32,588)						33,272
Total Long-Term Securities (Identified Cost—$140,187)						140,346
Investment of Collateral from Securities Lending	17.5%
State Street Navigator Securities Lending Prime Portfolio	17.5%			24,956	shs	24,956

Total Investment of Collateral from Securities Lending (Identified Cost—$24,956)
Short-Term Securities	0.4%

Repurchase Agreements	0.4%
Goldman, Sachs & Company 5.21%, dated 6/30/06, to be repurchased at $591 on 7/3/06 (Collateral: $520 Freddie Mac bonds, 6.75%, due 3/15/31, value $606)				$591		591

Total Short-Term Securities (Identified Cost—$591)						591
Total Investments (Identified Cost—$165,734)	115.9%					165,893
Obligation to Return Collateral For Securities Loaned	(17.5)%					(24,956)
Other Assets Less Liabilities	1.6%					2,231

Net Assets	100.0%					$143,168

A	All or a portion of this security is on loan. See Note 3 to the financial statements.
B	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Indexed Security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of June 30, 2006.
D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 16.1% of net assets.
E	The coupon rates shown on variable rate securities are the rates at June 30, 2006. The rates vary with the weighted average coupon of the underlying loans.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

Assets:
Investment securities at market value (Identified Cost—$165,143)A		$165,302
Short-term securities at market value (Identified Cost—$591)		591
Cash		5
Interest receivable		2,538
Other assets		14

Total Assets		168,450

Liabilities:
Payable for securities purchased	$55
Accrued management fee	59
Obligation to return collateral for securities loaned	24,956
Accrued expenses	212

Total Liabilities		25,282

Net Assets Applicable to Common Shareholders		$143,168

Summary of Stockholders’ Equity:
Common stock, par value $.01 per share: 20,000 authorized shares; 9,389 issued and outstanding shares		$94
Additional paid-in capital		141,896
Undistributed net investment income		419
Undistributed net realized gain on investments		600
Unrealized appreciation/(depreciation) of investments		159

Net assets applicable to outstanding common stock		$143,168

Net asset value per common share ($143,168 ÷ 9,389 common shares issued and outstanding)		$15.25

A	Market value of securities on loan is $24,445.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

Investment Income:
Interest income	$4,811

Expenses:
Advisory fees	383
Custodian fees	29
Audit and legal fees	74
Directors’ fees and expenses	8
Registration fees	11
Reports to shareholders	39
Taxes, other than federal income taxes	12
Transfer agent and shareholder serving expense	20
Other	14

590
Less: Fees waived	(12)

Total expenses, net of waivers	578

Net Investment Income	4,233

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(47)
Unrealized appreciation/(depreciation) of investments	(4,718)

Net Realized and Unrealized Gain/(Loss) on Investments	(4,765)

Change in Net Assets Resulting From Operations	$(532)

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Western Asset Income Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Operations:	(Unaudited)
Net investment income	$4,233	$8,217
Net realized gain/(loss) on investments	(47)	907
Increase/(decrease) in unrealized appreciation of investments	(4,718)	(4,620)

Change in net assets resulting from operations	(532)	4,504

Distributions to shareholders from:
Net investment income	(4,037)	(8,169)
Net realized gain on investments	—	(1,887)

Total increase/(decrease)	(4,569)	(5,552)

Net Assets:
Beginning of period	147,737	153,289

End of period	$143,168	$147,737

Undistributed net investment income	$419	$223

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEARS ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
Per Share Operating Performance:	(Unaudited)
Net asset value, beginning of period	$15.73		$16.33	$16.52	$15.04	$15.12	$14.84

Net investment income	.45		.88	.94	.92	1.00	1.03
Net realized and unrealized gain/(loss) on investments	(.50)		(.41)	.32	1.54	(.08)	.31

Total from investment operations	(.05)		.47	1.26	2.46	.92	1.34

Distributions paid from:
Net investment income	(.43)		(.87)	(.93)	(.98)	(1.00)	(1.06)
Net realized gain on investments	—		(.20)	(.52)	—	—	—

Total distributions	(.43)		(1.07)	(1.45)	(.98)	(1.00)	(1.06)

Net asset value, end of period	$15.25		$15.73	$16.33	$16.52	$15.04	$15.12

Market value per share, end of period	$13.56		$14.14	$15.44	$15.35	$14.35	$14.56

Total Return:
Based on net asset value per share	(0.39	)%A	3.00%	8.50%	17.13%	6.35%	9.45%
Based on market value per share	(1.16	)%A	(1.49)%	10.41%	14.07%	5.38%	15.86%

Ratios To Average Net Assets:
Total expenses	.82	%B	.81%	.78%	.95%	.81%	.79%
Net expensesC	.80	%B	.79%	.76%	.94%	.80%	.77%
Net investment income	5.85	%B	5.48%	5.71%	5.78%	6.75%	6.66%

Supplemental Data:
Portfolio turnover rate	26	%A	80%	81%	47%	43%	116%
Net assets at end of period (in thousands)	$143,168		$147,737	$153,289	$155,139	$141,238	$141,932

A	Not annualized
B	Annualized
C	This ratio reflects expenses net of voluntary expense waivers.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Income Fund (“Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of securities other than short-term and U.S. government securities for the six months ended June 30, 2006, aggregated $28,801 and $21,918, respectively. Purchases and sales of U.S. government securities for the six months ended June 30, 2006, were $8,530 and $15,108, respectively.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on foreign currency transactions.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Distributions to Common Shareholders

Investment income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2006, the Fund has no capital loss carryforwards.

3. Forward Currency Exchange Contracts:

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2006, there were no open forward foreign currency exchange contracts.

Semi-Annual Report to Shareholders

4. Common Shares (share amounts not in thousands)

Of the 9,389,431 shares of common stock outstanding at June 30, 2006, the Adviser owns 213,100 shares.

5. Securities Lending:

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities.

6. Transactions With Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000 and 0.40% of such net assets in excess of $60,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser has contractually agreed to reimburse the Fund for any excess. No expense reimbursement is due for the six months ended June 30, 2006.

Western Asset Management Company Limited (“WAML”) provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

Under the terms of an Administrative Services Agreement among the Fund, the Adviser, and Legg Mason Fund Adviser, Inc. (“Administrator”), the Adviser (not the Fund) pays the Administrator a monthly fee of $3, an annual rate of $36.

7. Director Compensation (amounts are not in thousands):

Effective February 2006, each Director of the Fund who is not an “interested person” (as defined in the 1940 Act) of the Fund, Western Asset or WAML receives an aggregate fee of $60,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Each Director also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund according to each such investment company’s average annual net assets. Mr. Olson receives from Western Asset an aggregate fee of $60,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund, as well as a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

8. Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 9, 2006. Of the 9,389 common shares outstanding, the following shares were voted at the meeting:

	For		Withheld
Election of Directors:
Ronald J. Arnault	7,725		169
Anita L. DeFrantz	7,682		213
Ronald L. Olson	7,690		205
William E.B. Siart	7,716		179
Louis A. Simpson	7,715		180
Jaynie Miller Studenmund	7,687		208

	For	Against	Abstain
Approval of amendment to the Fund’s Certificate of Incorporation to add an exculpatory provision	7,390	368	136

Although an amendment to the Fund’s Certificate of Incorporation was approved by stockholders of the Fund, the amendment has not been filed with the State of Delaware and has not yet become effective because it is believed that the amendment, as currently worded, would not be consistent with the Investment Company Act of 1940, as amended.

Western Asset Income Fund

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann, President

D. Daniel Fleet, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Erin K. Morris, Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, NY 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Western Asset Income Fund

P.O. Box 983

Pasadena, California 91105

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-SAR-06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund

Date:	August 24, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund

Date:	August 21, 2006